Cover	Sep. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2024
Entity File Number	001-41209
Entity Registrant Name	FORMATION MINERALS, INC.
Entity Central Index Key	0001885336
Entity Tax Identification Number	87-2406468
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	P.O. Box 67
Entity Address, City or Town	Jacksboro
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76458
City Area Code	972
Local Phone Number	217-4080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false